Operating Leases - Minimum lease payments under non-cancellable operating leases (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating Lease by minimum lease payments payable under noncancellable operating leases
Lease expenditure	€ 2,103,000	€ 1,849,000	€ 703,000
Lease expenditure charged to the income statement		1,849,000	703,000
Future aggregate minimum lease payments under non-cancellable operating leases	4,919,000	7,283,000	9,150,000
Less than 1 year
Operating Lease by minimum lease payments payable under noncancellable operating leases
Future aggregate minimum lease payments under non-cancellable operating leases	1,607,000	1,775,000	1,938,000
Between 1 and 5 years
Operating Lease by minimum lease payments payable under noncancellable operating leases
Future aggregate minimum lease payments under non-cancellable operating leases	€ 3,312,000	€ 5,508,000	€ 7,212,000